Variable Interest Entity - Schedule of Operating Results of the VIEs (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Results of the VIEs [Line Items]
Operating revenues	$ 659,571	$ 622,690	$ 1,580,058
Income (loss) income from operations	659,397	(1,156,651)	(1,381,430)
Net Income (Loss)	$ 759,092	$ (623,395)	$ (923,214)